LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

at December 31		2025		2024
	Maturity Dates	Outstanding	Interest Rate[1]	Outstanding	Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

TRANSCANADA PIPELINES LIMITED
Medium Term Notes
Canadian	2026 to 2055	14,241	4.8%	13,141	4.7%
Senior Unsecured Notes
U.S. (2025 – US$10,850 and 2024 – US$11,792)	2028 to 2049	14,882	5.5%	16,985	5.5%
		29,123		30,126
NOVA GAS TRANSMISSION LTD.
Medium Term Notes
Canadian	2026 to 2030	417	7.1%	504	7.4%
U.S. (2025 and 2024 – US$33)	2026	45	7.5%	47	7.5%
		462		551
COLUMBIA PIPELINES OPERATING COMPANY LLC
Senior Unsecured Notes
U.S. (2025 and 2024 – US$6,500)	2030 to 2063	8,915	6.2%	9,362	6.0%
COLUMBIA PIPELINES HOLDING COMPANY LLC
Senior Unsecured Notes
U.S. (2025 – US$2,650; 2024 – US$1,900)	2026 to 2034	3,634	5.7%	2,737	5.9%
ANR PIPELINE COMPANY
Senior Unsecured Notes
U.S. (2025 – US$1,640; 2024 – US$1,047)	2026 to 2037	2,249	4.3%	1,509	3.7%
TC PIPELINES, LP
Senior Unsecured Notes
U.S. (2025 – US$500 and 2024 – US$850)	2027	686	4.0%	1,224	4.2%
GAS TRANSMISSION NORTHWEST LLC
Senior Unsecured Notes
U.S. (2025 and 2024 – US$375)	2030 to 2035	514	4.4%	540	4.4%
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
Unsecured Term Loan
U.S. (2025 – US$205; 2024 – nil)	2028	281	5.0%	—	—
Senior Unsecured Notes
U.S. (2025 – US$83; 2024 – US$104)	2028 to 2030	114	7.6%	150	7.6%
		395		150
TC ENERGÍA MEXICANA, S. DE R.L. DE C.V.
Senior Unsecured Term Loan
U.S. (2025 – US$693; 2024 – US$1,370)	2028	950	6.3%	1,973	7.2%

		46,928		48,172
Current portion of long-term debt		(1,545)		(2,955)
Unamortized debt discount and issue costs		(251)		(252)
Fair value adjustments[2]		115		11
		45,247		44,976
1    Interest rates are the effective interest rates except for those pertaining to long-term debt issued for the Company's Canadian regulated natural gas operations, in which case the weighted average interest rate is presented as approved by the regulators. The effective interest rate is calculated by discounting the expected future interest payments, adjusted for loan fees, premiums and discounts. Weighted average and effective interest rates are stated as at the respective outstanding dates.
2    The fair value adjustments include $93 million (2024 – $109 million) related to the acquisition of Columbia Pipeline Group, Inc. These adjustments also include a decrease of $17 million (2024 – decrease of $139 million) related to hedged interest rate risk and an increase of $39 million (2024 - increase of $41 million) related to discontinued hedge interest rate risk. Refer to Note 27, Risk management and financial instruments, for additional information.
The Company issued long-term debt over the three years ended December 31, 2025 as follows:

(millions of Canadian $, unless otherwise noted)
Company	Issue Date	Type	Maturity Date	Amount	Interest Rate

TRANSCANADA PIPELINES LIMITED
	November 2025	Medium Term Notes	November 2055	850	5.13%
	February 2025	Medium Term Notes	February 2035	1,000	4.58%
	August 2024	Term Loan[1]	August 2024	US 1,242	Floating
	May 2023	Senior Unsecured Term Loan[2]	May 2026	US 1,024	Floating
	March 2023	Senior Unsecured Notes[3]	March 2026	US 850	6.20%
	March 2023	Senior Unsecured Notes[3]	March 2026	US 400	Floating
	March 2023	Medium Term Notes	July 2030	1,250	5.28%
	March 2023	Medium Term Notes[3]	March 2026	600	5.42%
	March 2023	Medium Term Notes[3]	March 2026	400	Floating
COLUMBIA PIPELINES HOLDING COMPANY LLC
	November 2025	Senior Unsecured Notes	November 2032	US 750	5.00%
	September 2024	Senior Unsecured Notes	October 2031	US 400	5.10%
	January 2024	Senior Unsecured Notes	January 2034	US 500	5.68%
	August 2023	Senior Unsecured Notes	August 2028	US 700	6.04%
	August 2023	Senior Unsecured Notes	August 2026	US 300	6.06%
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
	October 2025	Unsecured Term Loan	October 2028	US 205	Floating
ANR PIPELINE COMPANY
	September 2025	Senior Unsecured Notes	September 2031	US 250	5.23%
	September 2025	Senior Unsecured Notes	September 2035	US 350	5.69%
COLUMBIA PIPELINES OPERATING COMPANY LLC
	March 2025	Senior Unsecured Notes	February 2035	US 550	5.44%
	March 2025	Senior Unsecured Notes	February 2055	US 450	5.96%
	September 2024	Senior Unsecured Notes	October 2054	US 400	5.70%
	August 2023	Senior Unsecured Notes	November 2033	US 1,500	6.04%
	August 2023	Senior Unsecured Notes	November 2053	US 1,250	6.54%
	August 2023	Senior Unsecured Notes	August 2030	US 750	5.93%
	August 2023	Senior Unsecured Notes	August 2043	US 600	6.50%
	August 2023	Senior Unsecured Notes	August 2063	US 500	6.71%
GAS TRANSMISSION NORTHWEST LLC
	June 2023	Senior Unsecured Notes	June 2030	US 50	4.92%
TC ENERGÍA MEXICANA, S. DE R.L. DE C.V.
	January 2023	Senior Unsecured Term Loan	January 2028	US 1,800	Floating
	January 2023	Senior Unsecured Revolving Credit Facility	January 2028	US 500	Floating
1In August 2024, TCPL entered into a term loan to facilitate the Spinoff Transaction and, in August 2024, the term loan was fully repaid and retired upon delivery of senior unsecured notes issued by 6297782 LLC. Refer to Note 4, Discontinued operations, for additional information.
2Fully repaid and retired in September 2023.
3In October 2024, callable notes were repaid and retired at par.
Schedule of Retired Long-Term Debt
The Company retired/repaid long-term debt over the three years ended December 31, 2025 as follows:

(millions of Canadian $, unless otherwise noted)
Company	Retirement/Repayment Date	Type	Amount	Interest Rate

TRANSCANADA PIPELINES LIMITED
	November 2025	Senior Unsecured Notes	US 850	4.88%
	October 2025	Senior Unsecured Notes	US 92	7.06%
	July 2025	Medium Term Notes	750	3.30%
	October 2024	Senior Unsecured Notes	US 1,250	1.00%
	October 2024	Senior Unsecured Notes[1]	US 850	6.20%
	October 2024	Senior Unsecured Notes[2]	US 739	2.50%
	October 2024	Senior Unsecured Notes[2]	US 441	4.88%
	October 2024	Senior Unsecured Notes[1]	US 400	Floating
	October 2024	Senior Unsecured Notes[2]	US 313	4.75%
	October 2024	Senior Unsecured Notes[2]	US 201	5.00%
	October 2024	Senior Unsecured Notes[2]	US 180	5.10%
	October 2024	Medium Term Notes[1]	600	5.42%
	October 2024	Medium Term Notes[2]	575	4.18%
	October 2024	Medium Term Notes[1]	400	Floating
	August 2024	Term Loan[3]	US 1,242	Floating
	June 2024	Medium Term Notes	750	Floating
	October 2023	Senior Unsecured Notes	US 625	3.75%
	September 2023	Senior Unsecured Term Loan	US 1,024	Floating
	July 2023	Medium Term Notes	750	3.69%
ANR PIPELINE COMPANY
	June 2025	Senior Unsecured Notes	US 7	7.00%
	February 2024	Senior Unsecured Notes	US 125	7.38%
NOVA GAS TRANSMISSION LTD.
	May 2025	Medium Term Notes	87	8.90%
	March 2024	Debentures	100	9.90%
	April 2023	Debentures	US 200	7.88%
COLUMBIA PIPELINES OPERATING COMPANY LLC
	March 2025	Senior Unsecured Notes	US 1,000	4.50%
TC PIPELINES, LP
	March 2025	Senior Unsecured Notes	US 350	4.38%
TC ENERGÍA MEXICANA, S. DE R.L. DE C.V.
	Various 2025	Senior Unsecured Term Loan	US 677	Floating
	Various 2024	Senior Unsecured Term Loan	US 430	Floating
	Various 2024	Senior Unsecured Revolving Credit Facility	US 185	Floating
	Various 2023	Senior Unsecured Revolving Credit Facility	US 315	Floating
TUSCARORA GAS TRANSMISSION COMPANY
	November 2023	Unsecured Term Loan	US 32	Floating
1In October 2024, callable notes were repaid and retired at par.
2In October 2024, TCPL purchased and cancelled notes at a 7.73 per cent weighted average discount, as a settlement of cash tender offers.
3In August 2024, TCPL entered into a term loan to facilitate the Spinoff Transaction and, in August 2024, the term loan was fully repaid and retired upon delivery of senior unsecured notes issued by 6297782 LLC. Refer to Note 4, Discontinued operations, for additional information.

Schedule of Repayments of Long-Term Debt
At December 31, 2025, principal repayments for the next five years on the Company's long-term debt are approximately as follows:

(millions of Canadian $)	2026	2027	2028	2029	2030

Principal repayments on long-term debt	1,545	3,122	5,196	1,309	4,573

Schedule of Interest Expense
Interest Expense

year ended December 31	2025	2024	2023
(millions of Canadian $)

Interest on long-term debt	2,537	2,800	2,562
Interest on junior subordinated notes	678	638	617
Interest on short-term debt	95	60	165
Capitalized interest	(10)	(191)	(187)
Amortization and other financial charges[1]	107	158	106
Gain on debt extinguishment	—	(228)	—
	3,407	3,237	3,263
Interest allocated to discontinued operations (Note 4)	—	(218)	(297)
	3,407	3,019	2,966
1Amortization and other financial charges include amortization of transaction costs and debt discounts calculated using the effective interest method and gains and losses on derivatives used to manage the Company's exposure to changes in interest rates.